Other Assets	12 Months Ended
Dec. 31, 2023
Other Assets [Abstract]
Other assets
11	Other assets

	Note	December 31, 2022	December 31, 2023
		RMB	RMB

Guarantee deposits	(i)	243,470,845	385,472,848
Receivables from sales of loans	(ii)	32,469,152	269,284,889
Prepayments	(iii)	126,002,874	278,261,279
Purchased loans with credit deterioration	(iv)	-	135,274,471
Receivables for default guarantee payments	(v)	31,022,975	4,171,474
Receivables from loan facilitation service	(vi)	49,963,322	71,113,890
Receivables of guarantee service	(vii)	97,552,160	57,030,910
Non-marketable equity securities	(viii)	49,010,000	38,178,264
Amounts due from employees	(ix)	3,120,120	5,172,406
Other receivables		37,277,452	30,130,988
Total		669,888,900	1,274,091,419

(i)	Guarantee deposits are deposits that the Group provided, through Guangdong Nanfeng Financial Guarantee Group Co., Ltd (“Guangzhou Nanfeng”), a company that holds a financial guarantee license, for loans granted (a) under its consolidated VIE Zhonghai Lanhai Structured Fund 30-X, which is not structured in a stratified way and requires guarantee from a third party, and (b) under the cooperation with commercial banks for loan facilitation, post-facilitation and guarantee services, refer to Note 2(e)(ii) Off-balance sheet loans.

(ii)	As mentioned in Note 5, the Group transferred the delinquent loans to third parties so that the Group could collect the payment more quickly than to simply dispose the collaterals through litigation. The loan is derecognized if the Group does not retain any risk and rewards after transferring the loan. Such transfer would be recorded as sales according to ASC 860-10-40-5. There is no constrain on the transferee’s rights to pledge or exchange, and the Group will not maintain effective control on the transferred loans for which the transferred loans are accounted for as sales without repurchase agreements. As of December 31, 2023, the Group transferred loans with balances amounting to RMB478,204,375 to Guangzhou Restructuring No.1 Investment Center (Limited Partnership) for transfer price of RMB232,093,576.

(iii)	Prepaid accounts mainly include litigation fees, rent, water, electricity and property management and network charges prepaid in the daily operation of the Group. Another important component is the prepayment of building purchase. In 2022, CNFinance entered into a contract with a third-party company for the purchase of commercial properties as office buildings for its own use. As of December 31, 2023, the Group has paid RMB151,111,771 as agreed in the contract and this amount is being recognized in the account prepaid, as the building is not delivered.

(iv)	The purchased loans with credit deterioration are overdue loans repurchased at par value by the Group from commercial banks under the commercial bank partnership model. In 2023, the Group started purchasing loans with credit deterioration, totaling RMB727,469,577. As of 31 December 2023, the purchased loans with credit deterioration amounted to RMB196,663,638 and allowance for credit loss amounted to RMB61,389,167. The amount of loans disbursed in 2021, 2022 and 2023 is RMB229,396, RMB98,544,251, and RMB97,889,991, respectively.

The following tables provides information on delinquency, which is the primary credit quality indicator for purchased loans with credit deterioration as of December 31, 2023.

	31 - 90 days past due	91 - 180 days past due	181 - 270 days past due	Total
	RMB	RMB	RMB	RMB

Purchased loans with credit deterioration	134,956,909	44,444,750	17,261,979	196,663,638

The table below sets forth the movement of allowance for credit loss for the years ended December 31, 2023:

2023
RMB
As of January 1	-
Provision for credit losses	74,133,669
Charge-offs	(12,744,502)
Recoveries	-
As of December 31	61,389,167

(v)	Under the commercial bank partnership model when a borrower is overdue for a certain number of days, the Group pays interest to the bank on behalf of the borrower, which is subsequently charged to the borrower, and this amount accounts for the receivables for default guarantee payments.

(vi)	Under the commercial bank partnership model, the Group provides loan facilitation services and post-facilitation services.

(vii)	Under the commercial bank partnership model, the Group calculates the guarantee obligation and recognizes the guarantee fee receivable.

(viii)	The measurement alternative is selected for the non-marketable equity securities. Under the measurement alternative, the equity securities without readily determinable fair value are measured at cost minus impairment and adjusted for changes in observable prices.

In June 2016, the Group invested 10,003,334 shares at RMB3.00 per share, which represents 2.14% of the paid-in capital, in Guangdong Qingyuan Rural Commercial Bank (“Qingyuan Rural”). The Group transferred 2 million shares to an unrelated third party at RMB3.00 per share which is same as the investment cost on September 18, 2019. Qingyuan Rural paid stock dividends of 224,093 shares and 61,705 shares on April 28, 2022 and April 27, 2023, respectively, and the Group’s cost of investment decreased from RMB3.00 per share to RMB2.90 per share. The Group transferred 1.7 million shares to an unrelated third party at RMB2.00 per share and recognized an investment loss of RMB1,524,159 for RMB2.90 per share on December 26, 2023. As of December 31, 2023, the Group has invested RMB19,085,841 in Qingyuan Rural. Due to the change in observable price in 2023, the Group recognized an impairment of RMB5,907,577 based on most recent transaction price of RMB2.00 per share.

In January 2022, the Group and Guangzhou Minghui set up Guangzhou Mingfeng Partnership (“Guangzhou Mingfeng”). The total paid-in capital was RMB40,000,000 and the Group has invested RMB25,000,000 in Guangzhou Mingfeng as limited partner. No change in observable price has been identified and no impairment has been recorded for the two years of 2022 and 2023.

(ix)	Amounts due from employees mainly include temporary advances to employees for payments on behalf of the Group.